Quarterly Holdings Report
for
Fidelity Flex® Large Cap Focused Index Fund
November 30, 2025
FXL-NPRT3-0126
1.9918038.100
Common Stocks - 95.6%
	Shares	Value ($)
SWITZERLAND - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity PLC	606	137,047
UNITED STATES - 95.3%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc	1,929	50,192
Verizon Communications Inc	4,832	198,644
		248,836
Entertainment - 1.4%
Live Nation Entertainment Inc (a)	401	52,711
Netflix Inc (a)	3,806	409,449
Take-Two Interactive Software Inc (a)	393	96,706
Walt Disney Co/The	295	30,819
		589,685
Interactive Media & Services - 7.6%
Alphabet Inc Class A	4,477	1,433,447
Alphabet Inc Class C	2,609	835,193
Meta Platforms Inc Class A	1,305	845,575
Pinterest Inc Class A (a)	1,585	41,400
		3,155,615
Media - 0.6%
Charter Communications Inc Class A (a)	244	48,829
Comcast Corp Class A	5,045	134,651
Trade Desk Inc (The) Class A (a)	1,166	46,127
		229,607
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	16	3,344
TOTAL COMMUNICATION SERVICES		4,227,087

Consumer Discretionary - 10.0%
Automobiles - 3.0%
Ford Motor Co	8,982	119,281
General Motors Co	2,215	162,847
Tesla Inc (a)	2,213	951,966
		1,234,094
Broadline Retail - 3.6%
Amazon.com Inc (a)	6,002	1,399,787
eBay Inc	1,108	91,731
		1,491,518
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (a)	971	113,597
Booking Holdings Inc	1	4,915
Chipotle Mexican Grill Inc (a)	2,716	93,756
Hilton Worldwide Holdings Inc	529	150,781
McDonald's Corp	764	238,231
Starbucks Corp	1,782	155,230
		756,510
Specialty Retail - 1.5%
AutoZone Inc (a)	35	138,402
Home Depot Inc/The	404	144,196
Ross Stores Inc	756	133,327
TJX Cos Inc/The	1,463	222,259
		638,184
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (a)	283	52,123
TOTAL CONSUMER DISCRETIONARY		4,172,429

Consumer Staples - 4.5%
Beverages - 1.5%
Coca-Cola Co/The	3,805	278,222
Constellation Brands Inc Class A	371	50,597
Keurig Dr Pepper Inc	2,858	79,738
PepsiCo Inc	1,502	223,407
		631,964
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	208	190,027
Sysco Corp	1,108	84,429
Walmart Inc	1,970	217,705
		492,161
Food Products - 0.5%
Archer-Daniels-Midland Co	517	31,403
Kraft Heinz Co/The	2,130	54,336
Mondelez International Inc	2,164	124,581
		210,320
Household Products - 0.9%
Kimberly-Clark Corp	749	81,731
Procter & Gamble Co/The	2,086	309,062
		390,793
Personal Care Products - 0.2%
Kenvue Inc	4,396	76,271
Tobacco - 0.2%
Philip Morris International Inc	511	80,472
TOTAL CONSUMER STAPLES		1,881,981

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Chevron Corp	1,813	273,999
Exxon Mobil Corp	1,679	194,630
Kinder Morgan Inc	4,068	111,138
Marathon Petroleum Corp	652	126,312
ONEOK Inc	1,310	95,394
Phillips 66	858	117,512
Targa Resources Corp	463	81,168
Williams Cos Inc/The	2,198	133,924
		1,134,077
Financials - 12.5%
Banks - 3.6%
Bank of America Corp	2,246	120,498
Citigroup Inc	2,481	257,032
JPMorgan Chase & Co	2,191	685,958
US Bancorp	3,076	150,878
Wells Fargo & Co	3,351	287,683
		1,502,049
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	1,458	163,442
Blackrock Inc	185	193,751
Blackstone Inc	1,087	159,159
Goldman Sachs Group Inc/The	357	294,896
Intercontinental Exchange Inc	857	134,806
Moody's Corp	282	138,400
Morgan Stanley	12	2,036
MSCI Inc	160	90,195
Nasdaq Inc	884	80,373
S&P Global Inc	28	13,967
		1,271,025
Consumer Finance - 1.1%
American Express Co	682	249,114
Capital One Financial Corp	909	199,135
		448,249
Financial Services - 3.5%
Apollo Global Management Inc	926	122,093
Berkshire Hathaway Inc Class B (a)	1,060	544,639
Fidelity National Information Services Inc	1,094	71,952
Fiserv Inc (a)	736	45,241
Mastercard Inc Class A	703	387,023
Visa Inc Class A	877	293,304
		1,464,252
Insurance - 1.2%
American International Group Inc	1,196	91,087
Aon PLC	346	122,456
Arch Capital Group Ltd (a)	777	72,976
Brown & Brown Inc	356	28,633
Hartford Insurance Group Inc/The	591	80,985
MetLife Inc	1,180	90,341
Progressive Corp/The	75	17,159
		503,637
TOTAL FINANCIALS		5,189,212

Health Care - 9.3%
Biotechnology - 1.3%
AbbVie Inc	1,599	364,092
Alnylam Pharmaceuticals Inc (a)	278	125,442
Amgen Inc	100	34,546
Gilead Sciences Inc	115	14,472
Vertex Pharmaceuticals Inc (a)	4	1,734
		540,286
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	556	71,668
Becton Dickinson & Co	573	111,173
Boston Scientific Corp (a)	1,836	186,501
Dexcom Inc (a)	863	54,775
GE HealthCare Technologies Inc	1,002	80,150
Intuitive Surgical Inc (a)	409	234,553
Stryker Corp	456	169,258
Zimmer Biomet Holdings Inc	307	29,939
		938,017
Health Care Providers & Services - 2.0%
Cardinal Health Inc	524	111,224
Cencora Inc	383	141,300
Centene Corp (a)	1,173	46,146
Elevance Health Inc	340	115,008
McKesson Corp	200	176,224
UnitedHealth Group Inc	770	253,924
		843,826
Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc	623	95,631
Danaher Corp	20	4,535
Thermo Fisher Scientific Inc	82	48,448
		148,614
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	2,829	139,186
Eli Lilly & Co	431	463,528
Johnson & Johnson	1,115	230,716
Merck & Co Inc	2,643	277,066
Pfizer Inc	7,236	186,255
Zoetis Inc Class A	820	105,107
		1,401,858
TOTAL HEALTH CARE		3,872,601

Industrials - 7.7%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (a)	155	83,722
GE Aerospace	275	82,073
Howmet Aerospace Inc	837	171,242
Northrop Grumman Corp	247	141,346
RTX Corp	1,515	264,989
TransDigm Group Inc	97	131,936
		875,308
Building Products - 0.4%
Trane Technologies PLC	391	164,799
Commercial Services & Supplies - 0.3%
Waste Management Inc	591	128,761
Electrical Equipment - 0.7%
AMETEK Inc	486	96,174
Eaton Corp PLC	568	196,466
		292,640
Ground Transportation - 1.2%
CSX Corp	3,961	140,061
Norfolk Southern Corp	469	136,990
Uber Technologies Inc (a)	2,545	222,790
Union Pacific Corp	21	4,868
		504,709
Industrial Conglomerates - 0.4%
Honeywell International Inc	816	156,827
Machinery - 1.9%
Caterpillar Inc	45	25,909
Cummins Inc	287	142,920
Deere & Co	349	162,107
Illinois Tool Works Inc	514	128,130
PACCAR Inc	1,096	115,540
Parker-Hannifin Corp	229	197,330
		771,936
Professional Services - 0.3%
Paychex Inc	676	75,502
Verisk Analytics Inc	297	66,846
		142,348
Trading Companies & Distributors - 0.4%
Fastenal Co	2,392	96,637
Ferguson Enterprises Inc	223	56,122
		152,759
TOTAL INDUSTRIALS		3,190,087

Information Technology - 32.6%
Communications Equipment - 1.3%
Arista Networks Inc (a)	1,784	233,133
Cisco Systems Inc	4,024	309,607
		542,740
IT Services - 0.5%
Accenture PLC Class A	38	9,499
Cloudflare Inc Class A (a)	631	126,333
IBM Corporation	182	56,162
		191,994
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices Inc (a)	47	10,224
Analog Devices Inc	765	202,985
Broadcom Inc	3,664	1,476,445
KLA Corp	214	251,551
Lam Research Corp	2,045	319,020
Marvell Technology Inc	1,764	157,702
NVIDIA Corp	15,429	2,730,933
QUALCOMM Inc	1,286	216,164
Texas Instruments Inc	1,087	182,909
		5,547,933
Software - 11.2%
Adobe Inc (a)	499	159,745
AppLovin Corp Class A (a)	479	287,151
Atlassian Corp Class A (a)	339	50,687
Autodesk Inc (a)	437	132,560
Cadence Design Systems Inc (a)	497	154,984
Datadog Inc Class A (a)	648	103,686
Fair Isaac Corp (a)	50	90,292
Intuit Inc	11	6,975
Microsoft Corp	5,202	2,559,436
Oracle Corp	1,681	339,478
Palantir Technologies Inc Class A (a)	2,459	414,219
Palo Alto Networks Inc (a)	922	175,300
Salesforce Inc	207	47,722
Servicenow Inc (a)	4	3,249
Synopsys Inc (a)	311	130,001
		4,655,485
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	9,441	2,632,623
TOTAL INFORMATION TECHNOLOGY		13,570,775

Materials - 1.8%
Chemicals - 1.0%
Air Products and Chemicals Inc	436	113,818
Corteva Inc	1,435	96,819
Linde PLC	59	24,209
PPG Industries Inc	377	37,715
Sherwin-Williams Co/The	393	135,070
Solstice Advanced Materials Inc	204	9,727
		417,358
Construction Materials - 0.2%
Martin Marietta Materials Inc	129	80,398
Containers & Packaging - 0.1%
International Paper Co	1,149	45,363
Metals & Mining - 0.5%
Newmont Corp	2,325	210,947
TOTAL MATERIALS		754,066

Real Estate - 1.8%
Health Care REITs - 0.1%
Ventas Inc	846	68,213
Industrial REITs - 0.4%
Prologis Inc	1,354	174,030
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	575	93,052
CoStar Group Inc (a)	816	56,141
		149,193
Retail REITs - 0.3%
Simon Property Group Inc	614	114,400
Specialized REITs - 0.6%
Equinix Inc	158	119,023
Public Storage Operating Co	308	84,558
SBA Communications Corp Class A	163	31,666
		235,247
TOTAL REAL ESTATE		741,083

Utilities - 2.2%
Electric Utilities - 1.5%
Constellation Energy Corp	614	223,718
Entergy Corp	870	84,842
Exelon Corp	2,018	95,088
NextEra Energy Inc	5	431
PG&E Corp	4,388	70,735
Southern Co/The	1,566	142,694
		617,508
Multi-Utilities - 0.6%
Ameren Corp	366	38,924
Public Service Enterprise Group Inc	998	83,353
Sempra	1,284	121,621
		243,898
Water Utilities - 0.1%
American Water Works Co Inc	389	50,596
TOTAL UTILITIES		912,002

TOTAL UNITED STATES		39,645,400
TOTAL COMMON STOCKS (Cost $39,010,769)		39,782,447

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,778,188)	4.02	1,777,833	1,778,188

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $40,788,957)	41,560,635
NET OTHER ASSETS (LIABILITIES) - 0.2% (b)	68,676
NET ASSETS - 100.0%	41,629,311

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	54	12/19/2025	1,852,065	40,679	40,679

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

(a)	Non-income producing.
(b)	Includes $134,726 of cash collateral to cover margin requirements for futures contracts.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	5,981,257	4,203,069	4,640	-	-	1,778,188	1,777,833	0.0%
Total	-	5,981,257	4,203,069	4,640	-	-	1,778,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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